Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000012240 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000012240 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000012240 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000012240 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012240 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000012240 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012240 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000012238 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000012238 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000012238 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000012238 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012238 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000012238 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012238 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)